RECENTLY ISSUED ACCOUNTING STANDARDS RECENTLY ISSUED ACCOUNTING STANDARDS (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Debt issuance costs	$ 18.3	$ 13.7
Long-term assets | Accounting Standards Update 2015-03
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Debt issuance costs		(13.7)
Total assets | Accounting Standards Update 2015-03
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Debt issuance costs		(13.7)
Long-term debt | Accounting Standards Update 2015-03
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Debt issuance costs		13.7
Total liabilities | Accounting Standards Update 2015-03
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Debt issuance costs		$ 13.7